Noncontrolling Interest (Noncontrolling Interest in Consolidated Statements of Comprehensive Income /(Loss)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	$ 2,000	$ 6,448,000	$ (42,208,000)
Changyou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	2,000	(3,000)	18,448,000
Sogou [Member]
Noncontrolling Interest [Line Items]
Net income/(loss) attributable to noncontrolling interest shareholders	$ 0	$ 6,451,000	$ (60,656,000)